T. ROWE PRICE Target 2005 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 63 .9%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  10,462 2,018 2,723 2,070,946 9,733
New Income Fund  9,592 1,899 2,811 1,134,032 9,197
International Bond Fund (USD
Hedged)  3,744 614 1,039 395,401 3,412
Emerging Markets Bond Fund  2,138 319 636 203,855 2,037
Dynamic Global Bond Fund  2,220 446 662 266,819 1,998
High Yield Fund  1,837 232 458 273,035 1,630
U.S. Treasury Long-Term Index
Fund  1,455 142 685 150,442 1,115
Dynamic Credit Fund  946 157 264 95,620 841
Floating Rate Fund  632 81 156 60,090 544
Total Bond Funds (Cost $ 31,135 ) 30,507
EQUITY FUNDS 33 .2%
T. Rowe Price Funds:
Value Fund  2,424 312 561 45,889 2,423
Growth Stock Fund  2,315 538 565 20,480 2,121
Hedged Equity Fund  1,738 227 423 119,372 1,589
International Value Equity Fund  1,413 149 382 49,253 1,311
U.S. Large-Cap Core Fund  1,656 231 603 28,596 1,273
Overseas Stock Fund  1,209 126 249 69,590 1,239
Equity Index 500 Fund  1,214 341 442 6,563 1,173
Real Assets Fund  1,173 127 494 51,506 1,081
International Stock Fund  1,056 174 226 44,345 1,000
Emerging Markets Discovery Stock
Fund  459 59 165 23,156 483
Mid-Cap Value Fund  514 65 159 13,469 480
Emerging Markets Stock Fund  416 40 138 8,644 437
Mid-Cap Growth Fund  569 69 190 4,291 434
New Horizons Fund (3) 240 96 77 4,770 272
Small-Cap Value Fund  322 51 113 4,880 272
Small-Cap Stock Fund  259 38 68 4,024 251
Total Equity Funds (Cost $ 9,825 ) 15,839

T. ROWE PRICE Target 2005 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .0%
Money Market Funds  3.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 2,023 1,388 1,966 1,445,090 1,445
Total Short-Term Investments (Cost $ 1,445 ) 1,445
Total Investments in Securities 100.1%
(Cost $42,405) $ 47,791
Other Assets Less Liabilities (0.1)% (46)
Net Assets 100.0% $ 47,745
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$382 and $382, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 2 $ 49
Dynamic Global Bond Fund  (47) (6) 69
Emerging Markets Bond Fund  (24) 216 105
Emerging Markets Discovery Stock Fund  33 130 24
Emerging Markets Stock Fund  33 119 8
Equity Index 500 Fund  127 60 11
Floating Rate Fund  2 (13) 34
Growth Stock Fund  399 (167) 3
Hedged Equity Fund  135 47 22
High Yield Fund  (1) 19 97
International Bond Fund (USD Hedged)  (61) 93 108
International Stock Fund  118 (4) 30
International Value Equity Fund  219 131 44
Limited Duration Inflation Focused Bond Fund  (34) (24) 423
Mid-Cap Growth Fund  63 (14) 3
Mid-Cap Value Fund  33 60 10
New Horizons Fund  32 13 —
New Income Fund  (250) 517 344
Overseas Stock Fund  103 153 34
Real Assets Fund  107 275 41
Small-Cap Stock Fund  29 22 2
Small-Cap Value Fund  52 12 4
U.S. Large-Cap Core Fund  217 (11) 15
U.S. Treasury Long-Term Index Fund  (135) 203 40
Value Fund  139 248 36
U.S. Treasury Money Fund, 3.76% — — 57
Affiliates not held at period end (1) — 1
Totals $ 1,287 # $ 2,081 $ 1,614 +

T. ROWE PRICE Target 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $721 of the net realized gain (loss).
+ Investment income comprised $1,614 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2005 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F182-054Q3 02/26